Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 integer	Dec. 31, 2010
Environmental Contingencies Disclosure [Abstract]
Liability recorded for projected environmental remediation costs	$ 26,000,000
Guarantees Letters Of Credit [Abstract]
The range of expiration dates of guarantees made by the Parent Company	The expiration dates of these guarantees vary from less than one year to more than 15 years.
Obligations made by the Parent Company associated with non-recourse debt	24,000,000
Contingent Contractual Obligations [Line Items]
Amount	613,000,000
Number of Agreements	44
Commitments to invest in subsidiaries, excluding letters of credit	9,000,000
Letter of credit fee range (minimum)	0.25%
Letter of credit fee range (maximum)	3.25%
Litigation Contingency Disclosure [Abstract]
Aggregate reserves for claims deemed both probable and reasonably estimable	363,000,000	443,000,000
Range of reasonably possible potential losses, minimum	355,000,000
Range of reasonably possible potential losses, maximum	1,700,000,000
Guarantees
Contingent Contractual Obligations [Line Items]
Amount	340,000,000
Number of Agreements	20
Maximum Exposure Range for Each Agreement	53
Amount (Discontinued Operations)	11,000,000
Letters of credit under the senior secured credit facility
Contingent Contractual Obligations [Line Items]
Amount	12,000,000
Number of Agreements	11
Maximum Exposure Range for Each Agreement	7
Cash Collateralized Letters Of Credit [Member]
Contingent Contractual Obligations [Line Items]
Amount	$ 261,000,000
Number of Agreements	13
Maximum Exposure Range for Each Agreement	221